Note 7 - Deposits (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Time Deposits, $100,000 or More	$ 71,780,000	$ 63,823,000
Interest-bearing Domestic Deposit, Brokered	$ 49,072,000	$ 22,229,000